UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21339

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
(Exact name of registrant as specified in charter)

1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY			10020
(Address of principal executive offices)			(Zip code)

RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1888 378-1630

Date of fiscal year end:	10/31

Date of reporting period:	4/30/05

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.  Reports to Shareholders.

The Fund’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2005 Semi-Annual Report
April 30, 2005

Morgan Stanley Institutional Liquidity Funds

Money Market Portfolio

Prime Portfolio

Government Portfolio

Treasury Portfolio

Tax-Exempt Portfolio

2005 Semi-Annual Report

April 30, 2005

Table of Contents
3
Shareholder’s Letter	4
Performance Summary	5
Expense Examples
Portfolio of Investments
Money Market Portfolio	8
Prime Portfolio	11
Government Portfolio	14
Treasury Portfolio	16
Tax-Exempt Portfolio	17

Statements of Assets and Liabilities	21
Statements of Operations	23
Statements of Changes in Net Assets	24
Financial Highlights	28
Notes to Financial Statements	43
Investment Advisory Agreement Approval	46
Trustee and Officer Information	48

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Liquidity Funds. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio’s investment policies to the prospective investor, please call 1 (888) 378-1630. Please read the prospectus carefully before you invest or send money. Additionally, you can access portfolio information including performance, yields, characteristics, and investment team commentary through Morgan Stanley Investment Management’s website: www.morganstanley.com/im.

(This page has been left blank intentionally.)

2005 Semi-Annual Report

April 30, 2005 (unaudited)

Shareholder’s Letter

Dear Shareholders:

Overview

We are pleased to present the Morgan Stanley Institutional Liquidity Funds (“MSILF”) Semi-Annual Report for the period ended April 30, 2005. The MSILF currently offers five portfolios (Money Market, Prime, Government, Treasury and Tax-Exempt), which together are designed to provide flexible cash management options. MSILF’s portfolios provide investors with a means to help them meet specific cash investment needs, whether they need a rated fund, capital preservation, or tax-efficient returns.

Sincerely,

/s/ Ronald E. Robison
Ronald E. Robison
Executive Vice President —
Principal Executive Officer
May 2005

2005 Semi-Annual Report

April 30, 2005 (unaudited)

Performance Summary

The seven-day current and seven-day effective yields (which assume an annualization of the current yield with all dividends reinvested) as of April 30, 2005, were as follows:

	Institutional Class		Service Class		Investor Class		Administrative Class		Advisory Class		Participant Class
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Portfolio:
Money Market	2.82%	2.86%	2.77%	2.81%	2.72%	2.75%	2.67%	2.70%	2.56%	2.60%	2.42%	2.45%
Prime	2.80%	2.84%	2.75%	2.79%	2.70%	2.74%	2.65%	2.69%	2.55%	2.58%	2.40%	2.43%
Government	2.85%	2.89%	2.80%	2.84%	2.75%	2.79%	2.70%	2.74%	2.60%	2.64%	2.45%	2.48%
Treasury	2.76%	2.80%	2.71%	2.75%	2.66%	2.70%	2.61%	2.64%	2.51%	2.54%	2.36%	2.39%
Tax-Exempt	2.74%	2.78%	2.69%	2.72%	2.64%	2.67%	2.59%	2.62%	2.49%	2.52%	2.34%	2.37%

Performance data quoted represent past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/im. Investment return and principal value will fluctuate causing portfolio shares, when redeemed, to be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Investments in the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios (the “Portfolios”) are neither insured nor guaranteed by the Federal Deposit Insurance Corporation. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Portfolios. Please read the MSILF’s prospectuses carefully before you invest or send money.

Yield quotation more closely reflect the current earnings of the Portfolios than the total return. As with all money market portfolios, yields will fluctuate as market conditions change and the seven-day yields are not necessarily indicative of future performance.

2005 Semi-Annual Report

April 30, 2005 (unaudited)

Expense Examples

Expense Examples

As a shareholder of the Portfolio, you incur ongoing costs, including management fees, shareholder administration plan fees (in the case of the Service, Investor, and Administrative Classes), service and shareholder administration plan fees (in the case of the Advisory Class); distribution and shareholder service plan fees (in the case of the Participant Class) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 — April 30, 2005

Money Market Portfolio
Institutional Class
Actual	$1,000.00	$1,011.50	$0.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.30	0.50
Service Class
Actual	1,000.00	1,011.30	0.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.05	0.75
Investor Class
Actual	1,000.00	1,011.00	1.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.80	1.00
Administrative Class
Actual	1,000.00	1,010.80	1.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.55	1.25
Advisory Class
Actual	1,000.00	1,010.30	1.74
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.06	1.76
Participant Class
Actual	1,000.00	1,009.50	2.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.32	2.51

*                 Expenses are equal to Institutional Class’, Service Class’, Investor Class’, Administrative Class’, Advisory Class’ and Participant Class’ annualized net expense ratios of 0.10%, 0.15%, 0.20%, 0.25%, 0.35% and 0.50%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Prime Portfolio
Institutional Class
Actual	$1,000.00	$1,011.60	$0.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.30	0.50
Service Class
Actual	1,000.00	1,011.40	0.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.05	0.75
Investor Class
Actual	1,000.00	1,011.10	1.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.80	1.00

2005 Semi-Annual Report

April 30, 2005 (unaudited)

Expense Examples (cont’d)

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 — April 30, 2005

Prime Portfolio (cont’d)
Administrative Class
Actual	$1,000.00	$1,010.90	$1.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.55	1.25
Advisory Class
Actual	1,000.00	1,010.40	1.74
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.06	1.76
Participant Class
Actual	1,000.00	1,009.60	2.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.32	2.51

*                 Expenses are equal to Institutional Class’, Service Class’, Investor Class’, Administrative Class’, Advisory Class’ and Participant Class’ annualized net expense ratios of 0.10%, 0.15%, 0.20%, 0.25%, 0.35% and 0.50%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Government Portfolio
Institutional Class
Actual	$1,000.00	$1,011.90	$0.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.55	0.25
Service Class
Actual	1,000.00	1,011.60	0.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.30	0.50
Investor Class
Actual	1,000.00	1,011.40	0.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.05	0.75
Administrative Class
Actual	1,000.00	1,011.10	1.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.80	1.00
Advisory Class
Actual	1,000.00	1,010.60	1.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.31	1.51
Participant Class
Actual	1,000.00	1,009.80	2.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.56	2.26

*                 Expenses are equal to Institutional Class’, Service Class’, Investor Class’, Administrative Class’, Advisory Class’ and Participant Class’ annualized net expense ratios of 0.05%, 0.10%, 0.15%, 0.20%, 0.30% and 0.45%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Treasury Portfolio
Institutional Class
Actual	$1,000.00	$1,011.10	$0.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.55	0.25
Service Class
Actual	1,000.00	1,010.90	0.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.30	0.50
Investor Class
Actual	1,000.00	1,010.60	0.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.05	0.75
Administrative Class
Actual	1,000.00	1,010.40	1.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.80	1.00
Advisory Class
Actual	1,000.00	1,009.90	1.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.31	1.51
Participant Class
Actual	1,000.00	1,009.10	2.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.56	2.26

*                 Expenses are equal to Institutional Class’, Service Class’, Investor Class’, Administrative Class’, Advisory Class’ and Participant Class’ annualized net expense ratios of 0.05%, 0.10%, 0.15%, 0.20%, 0.30% and 0.45%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2005 Semi-Annual Report

April 30, 2005 (unaudited)

Expense Examples (cont’d)

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 — April 30, 2005

Tax-Exempt Portfolio
Institutional Class
Actual	$1,000.00	$1,009.10	$0.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.40	0.40
Service Class
Actual	1,000.00	1,008.90	0.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.15	0.65
Investor Class
Actual	1,000.00	1,008.60	0.90
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.90	0.90
Administrative Class
Actual	1,000.00	1,008.40	1.15
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.65	1.15
Advisory Class
Actual	1,000.00	1,007.90	1.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.16	1.66
Participant Class
Actual	1,000.00	1,007.10	2.39
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.41	2.41

*                 Expenses are equal to Institutional Class’, Service Class’, Investor Class’, Administrative Class’, Advisory Class’ and Participant Class’ annualized net expense ratios of 0.08%, 0.13%, 0.18%, 0.23%, 0.33% and 0.48%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2005 Semi-Annual Report

April 30, 2005 (unaudited)

Portfolio of Investments

Money Market Portfolio

	Face Amount (000)	Value (000)
Certificate of Deposit (23.6%)
International Banks (17.9%)
Calyon North America, Inc./New York
2.80%, 5/3/05	$50,000	$50,000
2.95%, 8/23/05	(b)75,000	74,990
Credit Suisse First Boston
2.80%, 5/2/05	50,000	50,000
Fortis Bank/New York
2.19%, 6/9/05	25,000	24,998
Norinchukin Bank/New York
2.82%, 5/2/05	15,000	15,000
2.86%, 5/2/05	125,000	125,000
UBS AG
1.47%, 5/6/05	25,000	25,000
2.80%, 5/2/05	50,000	50,000
2.81%, 5/2/05	50,000	50,000
Unicredito Italiano /New York
2.37%, 9/12/05	29,500	29,485
3.03%, 12/28/05	(b)50,000	49,989
		544,462
Major Banks (5.7%)
First Tennessee Bank NA
3.04%, 6/27/05	50,000	50,000
Washington Mutual Bank FA
2.81%, 5/2/05	125,000	125,000
		175,000
Total Certificate of Deposit (Cost $719,462)		719,462
Commercial Paper (46.4%)
Asset Backed — Automotive (4.1%)
DaimlerChrysler Revolving Auto Conduit LLC
3.01%, 6/20/05	25,000	24,896
3.06%, 6/24/05	50,256	50,026
Fcar Owner Trust
2.79%, 5/5/05	50,000	49,984
		124,906
Asset Backed — Consumer (4.2%)
Gemini Securitization Corp.
3.04%, 5/31/05	(a)25,000	24,937
Old Line Funding LLC
2.82%, 5/2/05	(a)10,048	10,047
Pfizer, Inc.
2.70%, 5/6/05	(a)24,910	24,901
Sheffield Receivables Corp.
2.80%, 5/2/05	(a)67,320	67,315
		127,200
Asset Backed — Corporate (5.5%)
Amsterdam Funding Corp.
2.79%, 5/2/05	(a)40,000	39,997
Atlantis One Funding Corp.
2.90%, 8/1/05	$ (a)43,125	$42,808
2.92%, 8/3/05	(a)10,919	10,836
2.99%, 6/20/05	(a)25,000	24,897
Eureka Securitization, Inc.
3.04%, 6/7/05	(a)33,900	33,794
Moat Funding LLC
2.46%, 5/4/05	(a)15,000	14,997
		167,329
Asset Backed — Diversified (0.6%)
CRC Funding LLC
3.04%, 6/6/05	(a)20,000	19,939
Asset Backed — Mortgage (1.7%)
Sydney Capital Corp.
2.81%, 5/2/05	(a)25,100	25,098
3.05%, 6/30/05	(a)27,240	27,102
		52,200
Asset Backed — Securities (7.5%)
CC USA, Inc.
3.21%, 9/16/05	(a)15,000	14,817
Clipper Receivables Co., LLC
2.80%, 5/2/05	81,008	81,002
3.02%, 5/17/05	35,000	34,953
Dorada Finance, Inc.
3.02%, 6/23/05	(a)20,000	19,911
Galaxy Funding, Inc.
3.05%, 6/28/05	(a)25,000	24,878
3.06%, 6/29/05	(a)25,000	24,876
Grampian Funding LLC
2.85%, 6/30/05	(a)30,000	29,858
		230,295
Banking (1.8%)
HSBC USA, Inc.
2.62%, 5/3/05	25,000	24,996
3.01%, 6/28/05	30,000	29,855
		54,851
Diversified Financial Services (2.6%)
General Electric Capital Corp.
2.89%, 9/9/05	25,000	24,740
General Electric Co.
3.01%, 6/28/05	25,000	24,879
Siemens Capital Co. LLC
2.79%, 5/3/05	30,000	29,995
		79,614
Finance — Automotive (1.3%)
Toyota Motor Credit Corp.
2.80%, 5/3/05	40,000	39,994
Finance — Consumer (0.8%)
Pfizer, Inc.
2.90%, 8/30/05	(a)25,000	24,759

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

April 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Money Market Portfolio

	Face Amount (000)	Value (000)
Commercial Paper (cont’d)
Finance — Corporate (4.2%)
CIT Group, Inc.
2.83%, 5/4/05	$50,000	$49,988
2.84%, 5/5/05	25,000	24,992
3.03%, 6/27/05	35,000	34,833
3.05%, 6/22/05	17,301	17,225
		127,038
Insurance (2.3%)
Irish Life & Permanent plc
3.02%, 6/28/05	(a)70,000	69,661
International Banks (9.8%)
Barclays U.S. Funding Corp.
2.55%, 6/3/05	40,000	39,907
CBA Delaware Finance, Inc.
3.54%, 12/14/05	12,325	12,056
KBC Financial Products International Ltd.
3.26%, 9/12/05	(a)27,500	27,170
Network Rail CP Finance plc
3.03%, 6/29/05	(a)70,000	69,654
San Paolo IMI U.S. Financial Co.
2.78%, 5/2/05	90,000	89,993
Societe Generale North America, Inc.
3.04%, 6/1/05	60,000	59,844
		298,624
Total Commercial Paper (Cost $1,416,410)		1,416,410
Corporate Notes (16.4%)
Asset Backed — Securities (2.0%)
CC USA, Inc.
1.82%, 6/17/05	(a)20,000	19,993
Dorada Finance, Inc.
2.95%, 8/15/05	(b)40,000	40,001
		59,994
Finance — Automotive (0.7%)
Toyota Motor Credit Corp.
2.98%, 6/22/05	(b)20,000	20,000
Financial Services (1.3%)
Metropolitan Life Global Funding I
2.97%, 8/26/05	(a)(b)40,000	40,013
International Banks (3.4%)
HBOS Treasury Services plc
3.00%, 6/10/05	(a)(b)30,000	30,002
Royal Bank of Scotland plc
2.97%, 5/16/06	(a)(b)75,000	75,000
		105,002
Investment Bankers/Brokers/Services (7.4%)
Bank of America Corp.
3.08%, 2/20/06	75,000	75,000
Goldman Sachs Group, Inc.
2.99%, 9/12/05 - 11/10/05	100,000	100,000
Merrill Lynch & Co., Inc.
3.22%, 10/3/05	$ (b)50,000	$50,028
		225,028
Major Banks (1.6%)
Bank of America NA/Charlotte, NC
2.82%, 12/9/05	(b)50,000	50,000
Total Corporate Notes (Cost $500,037)		500,037
Repurchase Agreement (13.7%)
Goldman Sachs Group, Inc., 2.97%, dated 4/29/05, due 5/2/05, repurchase price $419,544: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Strips, due 8/15/15 to 5/15/19; Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage: 4.64%, due 12/1/34; Federal National Mortgage Association, Conventional Pools: 4.50% to 6.00%, due 5/1/17 to 10/1/34; Federal National Mortgage Association, Adjustable Rate Mortgage: 4.20%, due 7/1/34, valued at $427,829. (Cost $419,440)	419,440	419,440
Total Investments (100.1%) (Cost $3,055,349)		3,055,349
Liabilities in Excess of Other Assets (-0.1%)		(2,661)
Net Assets (100%)		$3,052,688

(a)          144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)         Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2005.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

April 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Money Market Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the investment type, as a percentage of total investments.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

April 30, 2005 (unaudited)

Portfolio of Investments

Prime Portfolio

	Face Amount (000)	Value (000)
Certificate of Deposit (14.0%)
Banking (14.0%)
First Tennessee Bank NA
2.80%, 5/2/05 - 5/3/05	$350,000	$350,000
Key Bank NA
2.98%, 5/2/05	250,000	250,000
M&I Marshall & Isley Bank
3.02%, 6/27/05	100,000	99,998
Regions Bank of Alabama
3.25%, 9/13/05	150,000	150,000
SunTrust Bank
3.04%, 8/5/05	(b)130,000	129,993
Washington Mutual Bank FA
2.81%, 5/2/05	250,000	250,000
Wells Fargo Bank NA
2.78%, 5/2/05	350,000	350,000
3.03%, 6/28/05	100,000	99,997
Total Certificate of Deposit (Cost $1,679,988)		1,679,988
Commercial Paper (53.4%)
Asset Backed — Automotive (3.4%)
DaimlerChrysler Revolving Auto Conduit LLC
2.75%, 5/4/05	92,044	92,023
2.80%, 5/2/05	111,784	111,775
3.04%, 6/2/05	68,448	68,264
3.07%, 6/24/05	55,974	55,717
FCAR Owner Trust
3.01%, 6/15/05	75,000	74,719
		402,498
Asset Backed — Consumer (11.7%)
Barton Capital Corp.
2.78%, 5/2/05 - 5/3/05	(a)179,712	179,685
Delaware Funding Co. LLC
2.79%, 5/3/05	(a)50,000	49,992
Gemini Securitization Corp.
3.03%, 6/2/05	(a)84,000	83,775
3.04%, 6/1/05	(a)70,090	69,907
3.06%, 6/29/05	(a)175,000	174,128
Old Line Funding LLC
2.80%, 5/2/05	(a)90,243	90,236
3.00%, 5/4/05	(a)32,246	32,238
Pfizer, Inc.
2.70%, 5/6/05	(a)75,000	74,972
Ranger Funding Corp.
3.04%, 5/25/05	(a)105,334	105,121
Sheffield Receivables Corp.
2.80%, 5/2/05 - 5/3/05	(a)538,950	538,892
		1,398,946
Asset Backed — Corporate (6.5%)
Atlantis One Funding Corp.
2.47%, 5/16/05	$ (a)86,000	$85,912
2.85%, 7/18/05	(a)52,011	51,692
2.90%, 8/1/05	(a)135,000	134,007
2.92%, 8/3/05	(a)44,000	43,667
2.99%, 6/20/05	(a)50,887	50,676
CAFCO LLC
3.05%, 6/27/05	50,000	49,759
Ciesco LLC
2.75%, 5/5/05	75,000	74,977
Eureka Securitization, Inc.
2.72%, 5/4/05	(a)100,000	99,977
Moat Funding LLC
2.30%, 5/2/05	(a)75,000	74,995
2.46%, 5/4/05	(a)58,000	57,988
2.77%, 6/15/05	50,000	49,828
		773,478
Asset Backed — Diversified (2.0%)
CRC Funding LLC
2.75%, 6/8/05	(a)60,000	59,808
Falcon Asset Securitization Corp.
3.04%, 5/27/05	(a)100,441	100,222
Fairway Finance Corp.
2.79%, 5/2/05	(a)45,560	45,556
Yorktown Capital LLC
3.07%, 6/28/05	36,187	36,009
		241,595
Asset Backed — Mortgage (2.1%)
Mortgage Interest Networking Trust
2.80%, 5/2/05	75,000	74,994
Sydney Capital Corp.
3.02%, 6/22/05	(a)27,260	27,142
3.03%, 6/15/05	(a)102,440	102,053
3.04%, 5/27/05	(a)43,440	43,345
		247,534
Asset Backed — Securities (11.1%)
Amstel Funding Corp.
2.79%, 7/11/05	(a)64,507	64,155
Cancara Asset Securitization LLC
2.80%, 5/3/05	(a)100,230	100,214
3.04%, 5/31/05	(a)55,150	55,011
CC USA, Inc.
3.03%, 6/24/05	(a)88,500	88,099
3.21%, 9/16/05	(a)60,000	59,270
Clipper Receivables Co., LLC
2.80%, 5/2/05	200,000	199,984
2.82%, 5/4/05	(a)100,000	99,976
3.02%, 5/17/05	20,000	19,973
Dorada Finance
3.02%, 6/24/05	(a)119,000	118,463
Galaxy Funding, Inc.
2.99%, 6/20/05	(a)100,000	99,586

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

April 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Prime Portfolio

	Face Amount (000)	Value (000)
Asset Backed — Securities (cont’d)
3.02%, 6/27/05	$ (a)80,000	$79,619
3.05%, 6/28/05	(a)45,000	44,780
Grampian Funding LLC
2.75%, 6/22/05	(a)140,000	139,446
2.85%, 6/30/05	(a)130,000	129,385
Scaldis Capital LLC
3.04%, 5/25/05	(a)35,514	35,442
		1,333,403
Banking (1.4%)
HSBC USA, Inc.
2.62%, 5/3/05	50,000	49,993
3.01%, 6/28/05	120,000	119,420
		169,413
Diversified Financial Services (2.4%)
General Electric Capital Corp.
3.16%, 9/6/05	75,000	74,168
3.21%, 11/17/05	90,000	88,425
General Electric Co.
3.01%, 6/28/05	125,000	124,396
		286,989
Finance — Automotive (0.9%)
Toyota Motor Credit Corp.
2.56%, 6/1/05	60,000	59,868
3.02%, 6/30/05	50,000	49,750
		109,618
Finance — Consumer (1.6%)
Pfizer, Inc.
2.60%, 5/3/05	(a)83,056	83,044
2.90%, 8/30/05	(a)106,750	105,720
		188,764
Finance — Corporate (2.0%)
CIT Group, Inc.
2.80%, 5/2/05	100,000	99,992
3.04%, 6/13/05	40,500	40,353
3.05%, 6/22/05	50,000	49,781
3.07%, 6/28/05	50,000	49,754
		239,880
Insurance (1.7%)
AIG Funding, Inc.
2.80%, 5/2/05	75,000	74,994
3.02%, 6/20/05	75,000	74,687
American General Finance Corp.
2.77%, 5/2/05	50,000	49,996
		199,677
International Banks (1.2%)
Deutsche Bank Financial LLC
2.80%, 5/3/05	150,000	149,977
Investment Bankers/Brokers/Services (5.4%)
Bear Stearns Cos., Inc. (The)
2.79%, 5/2/05	200,000	199,985
Citigroup Global Markets Holdings, Inc.
2.78%, 5/3/05	$50,000	$49,992
3.04%, 11/28/05	(b)250,000	250,000
Goldman Sachs Group, Inc.
2.78%, 5/2/05	150,000	149,988
		649,965
Total Commercial Paper (Cost $6,391,737)		6,391,737
Corporate Notes (18.7%)
Asset Backed — Securities (7.0%)
Beta Finance, Inc.
3.07%, 3/14/06 - 3/20/06	(a)(b)175,000	175,014
3.20%, 6/13/05	(a)(b)30,000	30,005
CC USA, Inc.
1.82%, 6/17/05	(a)42,500	42,484
3.04%, 1/17/06	(a)(b)115,000	114,984
3.05%, 12/1/05	(a)(b)100,000	99,995
3.07%, 9/15/05	(a)(b)85,000	84,997
Dorada Finance, Inc.
3.04%, 1/17/06	(a)(b)138,000	137,980
3.07%, 9/12/05	(a)(b)50,000	49,999
3.09%, 8/15/05	(a)(b)100,000	100,004
		835,462
Banking (1.3%)
Fifth Third Bancorp.
3.05%, 4/21/06	(a)(b)150,000	150,000
Financial Services (0.3%)
Metropolitan Life Global Funding I
2.97%, 8/26/05	(a)(b)42,000	42,014
Insurance (0.5%)
Mass Mutual Global Funding II
3.19%, 12/13/05	(a)(b)65,000	65,077
Investment Bankers/Brokers/Services (5.4%)
Banc of America Securities LLC
3.08%, 2/20/06	273,500	273,500
Goldman Sachs Group, Inc.
2.99%, 9/12/05-11/10/05	325,000	325,000
Merrill Lynch & Co., Inc.
3.40%, 6/13/05	(b)52,750	52,776
		651,276
Major Banks (4.2%)
Bank of America NA/Charlotte, NC
3.07%, 12/9/05	(b)150,000	150,000
Chase Manhattan Bank USA NA
3.04%, 5/11/05	(b)40,000	40,000
Fifth Third Bank
3.01%, 11/1/05	(b)25,000	24,996
Harris Trust & Savings Bank
3.07%, 5/3/06	(b)100,000	100,000
La Salle Bancorp, Inc.
2.82%, 5/2/05	150,000	150,000

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

April 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Prime Portfolio

	Face Amount (000)	Value (000)
Major Banks (cont’d)
US Bank National Association
2.22%, 7/18/05	$32,500	$32,490
		497,486
Total Corporate Notes (Cost $2,241,315)		2,241,315
Repurchase Agreement (15.7%)

Goldman Sachs Group, Inc., 2.97%, dated 4/29/05, due 5/2/05, repurchase price $1,882,571: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 3.89% to 5.35%, due 9/1/32 to 5/1/35; Federal Home Loan Mortgage Corp., Gold Pools: 3.50% to 8.00%, due 10/1/09 to 3/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 7.00%, due 5/1/16 to 5/1/35; Federal National Mortgage Association, Adjustable Rate Mortgages: 3.37% to 5.13%, due 4/1/33 to 10/1/44; U.S. Treasury Strips, due 5/15/05 to 8/15/25, valued at $1,919,747.
(Cost $1,882,105)

	1,882,105	1,882,105
Total Investments (101.8%) (Cost $12,195,145)		12,195,145
Liabilities in Excess of Other Assets (-1.8%)		(219,130)
Net Assets (100%)		$11,976,015

(a)          144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)         Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2005.

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

April 30, 2005 (unaudited)

Portfolio of Investments

Government Portfolio

	Face Amount (000)	Value (000)
U.S. Government & Agency Securities (32.0%)
Federal Farm Credit Bank
2.25%, 7/5/05	$1,000	$996
2.76%, 10/6/06	(b)25,000	24,989
2.77%, 8/18/06	(b)25,000	24,994
2.78%, 4/20/06	(b)15,000	14,999
2.96%, 6/23/05	(b)1,350	1,350
Federal Home Loan Bank
1.48%, 6/16/05	1,000	999
2.22%, 6/9/05	250	249
2.23%, 7/8/05	1,000	996
2.68%, 5/16/06	(b)6,500	6,495
2.76%, 10/3/05	(b)30,000	29,996
2.77%, 8/26/05	(b)11,500	11,497
2.78%, 7/15/05 - 1/27/06	(b)41,500	41,498
2.83%, 9/8/05	(b)30,000	29,991
2.87%, 9/16/05	(b)20,000	19,998
2.88%, 9/12/05	(b)20,000	19,995
2.89%, 8/21/06	(b)25,000	24,981
2.97%, 6/2/06	(b)15,000	14,989
3.00%, 8/2/05 - 10/5/05	(b)16,670	16,669
3.10%, 8/2/06	(b)20,000	19,985
Federal Home Loan Mortgage Corp.
2.29%, 7/26/05	900	895
2.38%, 6/30/05	2,000	1,992
2.44%, 5/17/05	3,000	2,997
2.73%, 6/21/05	4,000	3,985
2.73%, 11/7/05	(b)600	600
2.74%, 6/28/05	11,400	11,350
2.75%, 5/3/05	12,729	12,727
2.78%, 8/8/05	4,000	3,970
2.79%, 5/2/05	2,000	2,000
2.88%, 9/15/05	3,000	3,005
2.93%, 9/9/05	(b)11,050	11,050
2.97%, 11/15/05	5,000	4,920
3.00%, 9/20/05	16,000	15,813
3.08%, 12/5/05	3,000	2,945
3.21%, 10/26/05	1,702	1,675
3.39%, 12/28/05	7,000	6,845
3.49%, 12/12/05	9,717	9,523
Federal National Mortgage Association
1.40%, 5/3/05	25,000	24,998
2.74%, 5/2/05	21,260	21,258
3.00%, 6/27/05	10,000	9,953
Total U.S. Government & Agency Securities (Cost $458,167)		458,167
Repurchase Agreements (68.2%)
Bear Stearns Cos., Inc., 2.98%, dated 4/29/05, due 5/2/05, repurchase price $235,058: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 5.07% to 6.93%, due 3/1/31 to 12/1/32; Federal National Mortgage Association, Adjustable Rate Mortgages: 3.37% to 5.07%, due 5/1/27 to 8/1/42; Federal National Mortgage Association, Conventional Pool: 6.01%, due 5/1/09, valued at $239,702.	$235,000	$235,000
CS First Boston LLC, 2.80%, dated 4/29/05, due 5/2/05, repurchase price $60,014: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage: 4.19%, due 4/1/35; Federal National Mortgage Association, Adjustable Rate Mortgages: 3.22% to 4.83%, due 8/1/33 to 4/1/35, valued at $61,204.	60,000	60,000
CS First Boston LLC, 2.97% dated 4/29/05, due 5/2/05, repurchase price $220,905: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage: 3.77%, due 7/1/34; Federal National Mortgage Association, Adjustable Rate Mortgages: 3.43% to 4.89%, due 12/1/34 to 7/1/42, valued at $225,270.	220,850	220,850
Deutsche Bank Securities, Inc., 2.97%, dated 4/29/05, due 5/2/05, repurchase price $230,057: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: 5.00% to 5.50%, due 4/1/19 to 4/1/35; Federal National Mortgage Association, Adjustable Rate Mortgages: 3.80% to 4.35%, due 7/1/33 to 4/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 6.05%, due 3/1/12 to 6/1/19, valued at $234,600.	230,000	230,000
Goldman Sachs Group, Inc., 2.97%, dated 4/29/05, due 5/2/05, repurchase price $130,032: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Conventional Pool: 5.00%, due 3/1/34, valued at $132,600.	130,000	130,000

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

April 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Government Portfolio

	Face Amount (000)	Value (000)
UBS Securities LLC, 2.77%, dated 4/29/05, due 5/3/05, repurchase price $55,017: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 3.66% to 4.76%, due 10/1/31 to 4/1/35; Federal National Mortgage Association, Adjustable Rate Mortgages: 3.85% to 4.93%, due 3/1/28 to 12/1/34, valued at $56,102.	$55,000	$55,000
UBS Securities LLC, 2.78%, dated 4/29/05, due 5/2/05, repurchase price $45,010: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 3.75% to 4.49%, due 3/1/34 to 9/1/34; Federal National Mortgage Association, Adjustable Rate Mortgages: 3.88% to 5.11%, due 2/1/34 to 9/1/34, valued at $45,902.	45,000	45,000
Total Repurchase Agreements (Cost $975,850)		975,850
Total Investments (100.2%) (Cost $1,434,017)		1,434,017
Liabilities in Excess of Other Assets (-0.2%)		(2,492)
Net Assets (100%)		$1,431,525

(b)         Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2005.

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

April 30, 2005 (unaudited)

Portfolio of Investments

Treasury Portfolio

	Face Amount (000)	Value (000)
U.S Treasury Securities (3.9%)
U.S. Treasury Bills (1.0%)
U.S. Treasury Bills
2.82%, 7/7/05	$1,000	$995
U.S. Treasury Notes (2.9%)
U.S. Treasury Notes
1.50%, 7/31/05	1,000	998
2.00%, 8/31/05	2,000	1,998
		2,996
Total U.S Treasury Securities (Cost $3,991)		3,991
Repurchase Agreements (96.3%)
CS First Boston LLC, 2.85%, dated 4/29/05, due 5/2/05, repurchase price $23,531; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Notes, 2.625%, due 3/15/09, valued at $23,999.	23,525	23,525
Deutsche Bank Securities, Inc., 2.90%, dated 4/29/05, due 5/2/05, repurchase price $24,006; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bonds, 6.375%, due 8/15/27, and U.S. Treasury Strips, due 11/15/20, valued at $24,481.	24,000	24,000
Goldman Sachs Group, Inc., 2.70%, dated 4/15/05, due 5/3/05, repurchase price $4,005; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Notes, 13.875%, due 5/15/11, valued at $4,081.	4,000	4,000
J.P. Morgan Securities, Inc., 2.80%, dated 4/29/05, due 5/2/05, repurchase price $22,705; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Strips, due 11/15/15 to 2/15/21, valued at $23,156.	22,700	22,700
UBS Securities LLC, 2.86%, dated 4/29/05, due 5/2/05, repurchase price $24,006; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Notes, 3.375%, due 2/15/08, valued at $24,482.	24,000	24,000
Total Repurchase Agreements (Cost $98,225)		98,225
Total Investments (100.2%) (Cost $102,216)		102,216
Liabilities in Excess of Other Assets (-0.2%)		(162)
Net Assets (100%)		$102,054

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

April 30, 2005 (unaudited)

Portfolio of Investments

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Tax-Exempt Instruments (99.6%)
Commercial Paper (4.7%)
Broward County, FL, Sales Tax, Series A
2.06%, 5/10/05	$1,650	$1,650
Illinois Educational Facilities Authority, Pooled, Series 1995
2.05%, 5/24/05	2,000	2,000
Illinois Health Facilities Authority, Evanston Hospital Corp., Series 1995
2.45%, 6/23/05	1,500	1,500
Jacksonville, FL, Series A
2.32%, 5/19/05	2,000	2,000
Massachusetts Health & Educational Facilities Authority, Harvard University, Series EE
2.03%, 5/26/05	1,000	1,000
Ohio State University, General Receipts, Series 2004 F
2.03%, 5/25/05	2,000	2,000
Puerto Rico Government Development Bank, Series 1986
2.00%, 5/12/05	2,872	2,872
University of Texas Regents, Permanent University Fund, Series A
2.05%, 5/23/05	1,000	1,000
		14,022
Daily Variable Rate Bonds (36.3%)
Breckinridge County, KY, Kentucky Association of Counties Leasing Trust, 2002, Series A
3.05%, 2/1/32	3,000	3,000
California Health Facilities Financing Authority, Adventist Health System/West, 1998, Series B (MBIA)
3.04%, 9/1/28	8,050	8,050
California Statewide Communities Development Authority, University Retirement Community at Davis, Inc., Series 2003 (Radian)
3.05%, 11/15/30	5,800	5,800
Curators of the University of Missouri, Series 2002 A
3.05%, 11/1/32	1,600	1,600
East Baton Rouge Parish, LA, Exxon Corp., Series 1993
2.96%, 3/1/22	9,200	9,200
Harris County Health Facilities Development Corp., TX, Methodist Hospital, Series 2002
3.07%, 12/1/32	7,000	7,000
Harris County Health Facilities Development Corp., TX, Texas Medical Center, Series B (FSA)
3.05%, 5/15/29	300	300
Illinois Finance Authority, Northwestern Memorial Hospital, Series 2004 B, Subseries 2004 B-1
3.05%, 8/15/38	400	400
Illinois Finance Authority, Northwestern Memorial Hospital, Series 2004 B, Subseries 2004 B-2
3.02%, 8/15/38	7,800	7,800
Illinois Health Facilities Authority, University of Chicago Hospitals, Series 1998 (MBIA)
3.05%, 8/1/26	$9,795	$9,795
Massachusetts Health & Educational Facilities Authority, Partners Health Care System, Inc., 2003, Series D-5
3.03%, 7/1/17	400	400
Montgomery County Public Building Authority, TN, Pooled Financing, Series 2002
3.05%, 4/1/32	5,100	5,100
Mount Vernon, IN, Pollution Control & Solid Waste Disposal General Electric Co., Series 2004
3.00%, 12/1/14	3,100	3,100
New York City Transitional Finance Authority, NY, Recovery Fiscal 2003 Series 1, Subseries 1D
3.05%, 11/1/22	6,950	6,950
New York City Transitional Finance Authority, NY, Recovery Fiscal 2003 Series 3, Subseries 3F
3.05%, 11/1/22	200	200
New York City, NY, Fiscal 2004 Series H, Subseries H-4
3.02%, 3/1/34	7,700	7,700
Rhode Island Health & Educational Building Corp., Care New England, Series 2002 A
3.05%, 9/1/32	200	200
Salt Lake County, UT, Service Station Holdings British Petroleum, Series 1994 B
3.05%, 8/1/07	4,200	4,200
Shelby County, KY, Kentucky Association of Counties Leasing Trust, 2004, Series A
3.05%, 9/1/34	5,650	5,650
The University of North Carolina at Chapel Hill, Series 2001 B
3.05%, 2/15/31	4,100	4,100
University of Delaware, 2001, Series B
3.08%, 11/1/26	10,145	10,145
Weber County, UT, IHC Health Services, Inc., Series 2000 C
3.05%, 2/15/35	7,000	7,000
		107,690
Municipal Bonds & Notes (5.8%)
California, Series 2004-2005 RANs
3.00%, 6/30/05	1,000	1,002
Illinois Finance Authority, Series 2005-A School Notes
3.00%, 12/1/05	630	632
Kentucky Association of Counties Advance Revenue Program, Series 2004 A COPs TRANs
3.00%, 6/30/05	1,000	1,002
Kershaw County School District, SC, Series 2004 BANs
3.00%, 7/15/05	1,275	1,276
New Hampshire, Series 2004 RANs
2.20%, 6/1/05	2,500	2,500
New Jersey, Series Fiscal 2005 A TRANs
3.00%, 6/24/05	1,450	1,451

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

April 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face
	Amount (000)	Value (000)
Municipal Bonds & Notes (cont’d)
Orono Independent School District No. 278, MN, Aid Anticipation Certificates, Series 2004 A
2.75%, 8/29/05	$1,000	$1,003
Pioneer Valley Transit Authority, MA, Series 2004 RANs
2.75%, 8/5/05	1,000	1,002
Reynoldsburg City School District, OH, Series 2005 BANs
3.00%, 6/24/05	1,000	1,002
South Jefferson Central School District, NY, Series 2005 RANs
3.00%, 6/28/05	1,000	1,001
Spencer-Van Etten Central School District, NY, Series 2004 BANs
3.00%, 6/17/05	515	516
Texas, Series 2004 TRANs
3.00%, 8/31/05	2,215	2,222
Tompkins-Seneca-Tioga Board of Cooperative Educational Services, NY, Series 2005 RANs
3.25%, 6/30/05	1,200	1,202
Troy City School District, OH, Series 2005 BANs
3.00%, 6/28/05	1,305	1,307
		17,118
Weekly Variable Rate Bonds (52.8%)
American Public Energy Agency, NE, National Public Gas Agency, 2003, Series A
3.00%, 2/1/14	4,930	4,930
Arizona Tourism & Sports Authority, Multi-purpose Stadium, Series 2003 A ROCs II-R, Series 2134 (MBIA)
3.03%, 7/1/21	1,795	1,795
Atlanta, GA, Water & Wastewater, Series 2001 B (FSA)
3.00%, 11/1/38	7,900	7,900
Austin, TX, Water & Wastewater System, Series 2004 (FSA)
3.00%, 5/15/24	200	200
Bexar County Housing Finance Corp., TX, Multi-Family P-FLOATs PT-2082
3.02%, 1/20/10	1,500	1,500
Centerra Metropolitan District No. 1, CO, Series 2004
3.02%, 12/1/29	4,900	4,900
Charlotte, NC, Convention Facility, Series 2003 B COPs
3.05%, 12/1/21	5,000	5,000
Chicago Board of Education, IL, Series 2004 D (FSA)
3.01%, 3/1/23	4,000	4,000
Chicago, IL, Neighborhoods Alive, Series 21 B (MBIA)
2.98%, 1/1/37	1,900	1,900
Colorado Health Facilities Authority, Catholic Health Initiatives, Series 2004 B-4
3.00%, 3/1/23	4,825	4,825
Colorado Springs, CO, Utilities System Sub Lien, Series 2000 A
3.00%, 11/1/29	$6,900	$6,900
Denver Urban Renewal Authority, CO, Stapleton Senior Tax Increment, Series 2004 A-1 P- FLOATs, Series PT-999
3.08%, 10/7/06	1,500	1,500
Fort Wayne, IN, Health Quest Realty X, Series 1993 A TOBs (FHA)
3.17%, 8/1/13	1,430	1,430
Glendale Heights, IL, Glendale Lakes, Series 2000
3.00%, 3/1/30	2,445	2,445
Hamilton County, OH, Twin Towers and Twin Lakes, Series 2003 A
3.07%, 7/1/23	1,500	1,500
Harris County Industrial Development Corp., TX, Baytank, Inc., Series 1998
3.00%, 2/1/20	10,500	10,500
Houston, TX, Combined Utility System MERLOTs, 2004, Series C13 (MBIA)
3.08%, 5/15/25	1,310	1,310
Kansas Department of Transportation, Highway, Series C-3
3.00%, 9/1/19	9,300	9,300
Kent Hospital Finance Authority, MI, Metropolitan Hospital, Series 2005 B
3.03%, 7/1/40	1,500	1,500
King County, WA, Harborview Medical Center ROCs II-R, Series 5036 (Ambac)
3.03%, 12/1/13	1,830	1,830
Maine Health & Higher Educational Facilities Authority, VHA of New England Capital Asset Financing, 1985 Series B (Ambac)
2.96%, 12/1/25	1,400	1,400
Massachusetts Health & Educational Facilities Authority, Cape Cod Healthcare Obligated Group, 2004, Series D (Assured Guaranty)
3.06%, 11/15/35	2,000	2,000
Merrillville, IN, Southlake Care Center, Series 1992 A TOBs (FHA)
3.17%, 7/1/11	705	705
Municipal Securities Pooled Trust Receipts, Various States, Series 2004 SG P-18
3.14%, 1/1/35	4,000	4,000
New Jersey Transportation Trust Fund Authority, Series 2004 A, PUTTERs, Series 503 (FGIC)
3.02%, 6/15/12	2,455	2,455
North Carolina Capital Facilities Finance Agency, Barton College, Series 2004
3.02%, 7/1/19	700	700
North Carolina Medical Care Commission, Firsthealth of the Carolinas, Series 2002
2.99%, 10/1/32	2,600	2,600

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

April 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face
	Amount (000)	Value (000)
Weekly Variable Rate Bonds (cont’d)
North Carolina Medical Care Commission, Mission-St. Joseph’s Health System, Series 2003
3.05%, 10/1/18	$5,000	$5,000
North Carolina, Series 2002 D
2.95%, 5/1/21	6,200	6,200
Oak Forest, IL, Homewood South Suburban Mayors & Managers Association, Series 1989
2.99%, 7/1/24	2,050	2,050
Omaha, NE, Eagle #2004001 Class A
3.03%, 4/1/27	1,000	1,000
Orlando Utilities Commission, FL, Water & Electric, Series 2002 A
3.00%, 10/1/17	12,700	12,700
Orlando-Orange County Expressway Authority, FL, Series 2005, Subseries A-1 (Ambac)
3.00%, 7/1/40	2,000	2,000
Palm Beach County, FL, Hospice of Palm Beach County, Inc., Series 2001
3.03%, 10/1/31	1,900	1,900
Pennsylvania Turnpike Commission, 2002, Series A-2
3.00%, 12/1/30	400	400
Pima County Industrial Development Authority, AZ, El Dorado Hospital, Series 2004
3.02%, 4/1/38	1,000	1,000
Portland Housing Authority, OR, New Market West, Series 2004
3.00%, 4/1/34	675	675
Private Colleges & Universities Authority, GA, Emory University, 2001, Series B
2.95%, 9/1/33	1,900	1,900
Purdue University, IN, Student Facilities System, Series 2005 A
2.97%, 7/1/29	1,600	1,600
Rhode Island Convention Center Authority, Refinancing, 2001, Series A (MBIA)
3.00%, 5/15/27	1,500	1,500
Saline Area Schools, MI, Series 2002 B
3.00%, 5/1/30	12,000	12,000
Sayre Health Care Facilities Authority, PA, VHA of Pennsylvania, Inc., Capital Asset Financing, Series 1985 B (Ambac)
2.96%, 12/1/20	1,700	1,700
South Carolina Jobs Economic Development Authority, Burroughs & Chapin Business Park, Series 2002
3.05%, 5/1/32	5,300	5,300
South Jordan Municipal Building Authority, UT, Lease, Series 2004
3.00%, 2/1/29	2,200	2,200
Texas Water Development Board, Revolving Fund Senior Lien, Series 2000 A P-FLOATs PT-2187
3.01%, 7/15/08	1,040	1,040
University of Minnesota Regents, Series 1999 A
3.07%, 1/1/34	$1,065	$1,065
University of Texas System, Refinancing, Series 2001 A
3.00%, 8/15/13	1,500	1,500
Utah County, UT, IHC Health Services, Inc., 2002, Series B
3.00%, 5/15/35	2,400	2,400
Virginia Public Building Authority, Series B ROCs II-R Series 6027
3.03%, 8/1/14	1,395	1,395
Williamsburg, KY, Cumberland College, Series 2002
2.99%, 9/1/32	1,395	1,395
		156,945
Total Tax-Exempt Instruments (Cost $295,775)		295,775
Total Investments (99.6%) (Cost $295,775)		295,775
Other Assets in Excess of Liabilities (0.4%)		1,214
Net Assets (100%)		$296,989

Ambac	— Ambac Assurance Corp.
Assured Guaranty	— Assured Guaranty, Ltd.
BANs	— Bond Anticipation Notes
FGIC	— Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FSA	— Financial Security Assurance, Inc.
MBIA	— MBIA Insurance Corp.
Radian	— Radian Group, Inc.
RANs	— Revenue Anticipation Notes
TRANs	— Tax and Revenue Anticipation Notes

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

April 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

SUMMARY OF TAX-EXEMPT INSTRUMENTS BY STATE/TERRITORY

		Percent
	Value	of Net
STATE/TERRITORY	(000)	Assets
Illinois	$32,523	11.0%
Texas	26,572	9.0
North Carolina	23,600	8.0
Florida	20,250	6.8
Colorado	18,125	6.1
New York	17,568	5.9
Utah	15,800	5.3
California	14,852	5.0
Delaware	14,145	4.8
Michigan	13,500	4.5
Kentucky	11,047	3.7
Georgia	9,800	3.3
Kansas	9,300	3.1
Louisiana	9,200	3.1
Indiana	6,835	2.3
South Carolina	6,576	2.2
Nebraska	5,930	2.0
Ohio	5,809	2.0
Tennessee	5,100	1.7
New Jersey	3,906	1.3
New Hampshire	3,500	1.2
Massachusetts	3,402	1.1
Puerto Rico	2,872	1.0
Arizona	2,795	0.9
Pennsylvania	2,100	0.7
Minnesota	2,068	0.7
Washington	1,830	0.6
Rhode Island	1,700	0.6
Missouri	1,600	0.5
Maine	1,400	0.5
Virginia	1,395	0.5
Oregon	675	0.2
	$295,775	99.6%

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

April 30, 2005 (unaudited)

Statements of Assets and Liabilities

	Money Market	Prime	Government		Treasury		Tax-Exempt
	Portfolio (000)	Portfolio (000)	Portfolio (000)		Portfolio (000)		Portfolio (000)
Assets:
Investments, at Cost:	$3,055,349	$12,195,145	$1,434,017		$102,216		$295,775
Investments, at Value:	2,635,909	10,313,040	458,167		3,991		295,775
Repurchase Agreements, at Value	419,440	1,882,105	975,850		98,225		—
Cash	5	4	18		30		80
Interest Receivable	4,332	10,553	1,211		30		966
Receivable for Investments Sold	—	—	—		—		500
Receivable from Investment Adviser	—	—	34		6		2
Other Assets	31	83	1		3		1
Total Assets	3,059,717	12,205,785	1,435,281		102,285		297,324
Liabilities:
Payable for Investments Purchased	—	200,022	—		—		—
Dividends Declared	6,766	28,135	3,525		204		305
Investment Advisory Fees Payable	59	351	—		—		—
Payable for Administrative Fees	123	517	64		4		7
Payable for Custodian Fees	45	145	14		7		5
Shareholder Administration Plan Fees Payable — Service Class	#—	#—	1		#—		#—
Shareholder Administration Plan Fees Payable — Investor Class	#—	1	17		#—		#—
Shareholder Administration Plan Fees Payable — Administrative Class	#—	#—	4		#—		#—
Service and Shareholder Administration Plan Fees Payable — Advisory Class	#—	5	3		#—		2
Distribution and Shareholder Service Plan Fees Payable — Participant Class	#—	#—	#—		#—		#—
Other Liabilities	36	594	128		16		16
Total Liabilities	7,029	229,770	3,756		231		335
Net Assets	$3,052,688	$11,976,015	$1,431,525		$102,054		$296,989
Net Assets Consist Of:
Paid-in Capital	$3,052,690	$11,976,023	$1,431,525		$102,054		$296,989
Undistributed (Distributions in Excess of) Net Investment Income	—	2	—	#	—		—
Accumulated Net Realized Gain (Loss)	(2)	(10)	—	#	—	#	—
Net Assets	$3,052,688	$11,976,015	$1,431,525		$102,054		$296,989

# Amount is less than $500.

2005 Semi-Annual Report

April 30, 2005 (unaudited)

Statements of Assets and Liabilities (cont’d)

	Money Market	Prime	Government	Treasury	Tax-Exempt
	Portfolio (000)	Portfolio (000)	Portfolio (000)	Portfolio (000)	Portfolio (000)
INSTITUTIONAL CLASS:
Net Assets	$3,051,880	$11,940,660	$1,149,008	$100,072	$284,714
Shares Outstanding $0.01 par value shares of
beneficial interest
(unlimited number of shares authorized) (not in 000’ s)	3,051,879,442	11,940,666,768	1,149,008,144	100,072,102	284,714,002
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00	$1.00
SERVICE CLASS:
Net Assets	$100	$100	$17,262	$100	$100
Shares Outstanding $0.01 par value shares of
beneficial interest
(unlimited number of shares authorized) (not in 000’ s)	100,000	100,000	17,261,470	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00	$1.00
INVESTOR CLASS:
Net Assets	$100	$10,000	$211,543	$100	$104
Shares Outstanding $0.01 par value shares of
beneficial interest
(unlimited number of shares authorized) (not in 000’ s)	100,000	10,000,000	211,543,300	100,000	104,380
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00	$1.00
ADMINISTRATIVE CLASS:
Net Assets	$100	$100	$31,406	$100	$100
Shares Outstanding $0.01 par value shares of
beneficial interest
(unlimited number of shares authorized) (not in 000’ s)	100,000	100,000	31,405,602	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00	$1.00
ADVISORY CLASS:
Net Assets	$408	$25,055	$22,206	$1,582	$11,869
Shares Outstanding $0.01 par value shares of
beneficial interest
(unlimited number of shares authorized) (not in 000’ s)	407,770	25,055,079	22,206,202	1,581,522	11,868,713
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00	$1.00
PARTICIPANT CLASS:
Net Assets	$100	$100	$100	$100	$102
Shares Outstanding $0.01 par value shares of
beneficial interest
(unlimited number of shares authorized) (not in 000’ s)	100,000	100,000	100,000	100,000	101,510
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00	$1.00

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

April 30, 2005 (unaudited)

Statements of Operations

For the Six Months Ended April 30, 2005

	Money Market	Prime	Government	Treasury	Tax-Exempt
	Portfolio (000)	Portfolio (000)	Portfolio (000)	Portfolio (000)	Portfolio (000)
Investment Income:
Interest	$37,684	$157,170	$13,860	$1,305	$1,478
Expenses:
Investment Advisory Fees (Note B)	2,360	9,600	826	88	111
Administrative Fees (Note C)	788	3,204	275	29	39
Registration and Filing Fees	151	653	270	115	123
Custodian Fees (Note E)	69	235	19	13	7
Professional Fees	29	96	17	11	12
Trustees’ Fees and Expenses	21	71	3	1	1
Shareholder Reporting Fees	8	23	1	1	1
Bank Overdraft Expense	1	2	2	#—	#—
Shareholder Administration Plan Fees — Service Class (Note D)	#—	#—	4	#—	#—
Shareholder Administration Plan Fees — Investor Class (Note D)	#—	8	82	#—	#—
Shareholder Administration Plan Fees — Administrative Class (Note D)	#—	#—	23	#—	#—
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	1	34	16	2	33
Distribution and Shareholder Service Plan Fees — Participant Class (Note D)	#—	#—	#—	#—	#—
Other Expenses	72	235	31	28	19
Total Expenses	3,500	14,161	1,569	288	346
Waiver of Investment Advisory Fees (Note B)	(1,924)	(7,470)	(826)	(88)	(111)
Expenses Reimbursed by Adviser (Note B)	—	—	(340)	(168)	(137)
Net Expenses	1,576	6,691	403	32	98
Net Investment Income (Loss)	36,108	150,479	13,457	1,273	1,380
Realized Gain (Loss):
Investments	#—	5	#—	#—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	$36,108	$150,484	$13,457	$1,273	$1,380

# Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

April 30, 2005 (unaudited)

Statements of Changes in Net Assets

	Money Market		Prime
	Portfolio		Portfolio
	Six Months	Period from	Six Months	Period from
	Ended	February 2,	Ended	February 2,
	April 30,	2004* to	April 30,	2004* to
	2005	October 31,	2005	October 31,
	(unaudited)	2004	(unaudited)	2004
	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets Operations:
Net Investment Income	$36,108	$19,002	$150,479	$49,256
Net Realized Gain (Loss)	#—	(2)	5	(15)
Net Increase (Decrease) in Net Assets Resulting from Operations	36,108	19,000	150,484	49,241
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(36,100)	(18,959)	(150,017)	(49,172)
Service Class:
Net Investment Income	(1)	—	(1)	—
Investor Class:
Net Investment Income	(1)	(37)	(165)	—
Administrative Class:
Net Investment Income	(1)	—	(1)	—
Advisory Class:
Net Investment Income	(4)	(6)	(292)	(84)
Participant Class:
Net Investment Income	(1)	—	(1)	—
Total Distributions	(36,108)	(19,002)	(150,477)	(49,256)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	9,783,547	11,439,898	50,468,673	33,974,259
Distributions Reinvested	24,104	8,193	82,549	24,233
Redeemed	(9,832,799)	(8,371,061)	(47,343,431)	(25,265,715)
Service Class:**
Subscribed	100	—	100	—
Distributions Reinvested	—	—	—	—
Redeemed	—	—	—	—
Investor Class:^
Subscribed	100	50,004	64,800	—
Distributions Reinvested	—	37	145	—
Redeemed	—	(50,041)	(54,945)	—
Administrative Class:**
Subscribed	100	—	100	—
Distributions Reinvested	—	—	—	—
Redeemed	—	—	—	—
Advisory Class:†
Subscribed	310	4,832	100,115	70,860
Distributions Reinvested	—	—	191	62
Redeemed	(1,407)	(3,327)	(91,601)	(54,572)
Participant Class:**
Subscribed	100	—	100	—
Distributions Reinvested	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(25,845)	3,078,535	3,226,796	8,749,127
Total Increase (Decrease) in Net Assets	(25,845)	3,078,533	3,226,803	8,749,112
Net Assets:
Beginning of Period	3,078,533	—	8,749,212	100
End of Period	$3,052,688	$3,078,533	$11,976,015	$8,749,212
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$—	$—	$2	$—

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

April 30, 2005 (unaudited)

Statements of Changes in Net Assets (cont’d)

		Money Market		Prime
		Portfolio		Portfolio
		Six Months	Period from	Six Months	Period from
		Ended	February 2,	Ended	February 2,
		April 30,	2004* to	April 30,	2004* to
		2005	October 31,	2005	October 31,
		(unaudited)	2004	(unaudited)	2004
		(000)	(000)	(000)	(000)
(1)	Capital Share Transactions:
	Institutional Class:
	Shares Subscribed	9,783,545	11,439,897	50,468,668	33,974,258
	Shares Issued on Distributions Reinvested	24,104	8,193	82,549	24,233
	Shares Redeemed	(9,832,798)	(8,371,061)	(47,343,429)	(25,265,713)
	Net Increase (Decrease) in Institutional Class Shares Outstanding	(25,149)	3,077,029	3,207,788	8,732,778
	Service Class:**
	Shares Subscribed	100	—	100	—
	Shares Issued on Distributions Reinvested	—	—	—	—
	Shares Redeemed	—	—	—	—
	Net Increase (Decrease) in Service Class Shares Outstanding	100	—	100	—
	Investor Class:^
	Shares Subscribed	100	50,004	64,800	—
	Shares Issued on Distributions Reinvested	—	37	145	—
	Shares Redeemed	—	(50,041)	(54,945)	—
	Net Increase (Decrease) in Investor Class Shares Outstanding	100	—	10,000	—
	Administrative Class:**
	Shares Subscribed	100	—	100	—
	Shares Issued on Distributions Reinvested	—	—	—	—
	Shares Redeemed	—	—	—	—
	Net Increase (Decrease) in Administrative Class Shares Outstanding	100	—	100	—
	Advisory Class:†
	Shares Subscribed	310	4,832	100,115	70,838
	Shares Issued on Distributions Reinvested	—	—	191	84
	Shares Redeemed	(1,407)	(3,327)	(91,601)	(54,572)
	Net Increase (Decrease) in Advisory Class Shares Outstanding	(1,097)	1,505	8,705	16,350
	Participant Class:**
	Shares Subscribed	100	—	100	—
	Shares Issued on Distributions Reinvested	—	—	—	—
	Shares Redeemed	—	—	—	—
	Net Increase (Decrease) in Participant Class Shares Outstanding	100	—	100	—

*	Commencement of Operations
**	The Money Market and Prime Portfolios’ Service, Administrative and Participant classes commenced offering on November 1, 2004.
^	The Money Market and Prime Portfolios’ Investor classes commenced offering on June 16, 2004 and November 1, 2004, respectively.
†	The Money Market and Prime Portfolios’ Advisory classes commenced offering on February 6, 2004 and April 29, 2004, respectively.
#	Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

April 30, 2005 (unaudited)

Statement of Changes in Net Assets

	Government		Treasury		Tax-Exempt
	Portfolio		Portfolio		Portfolio
	Six Months	Period from	Six Months	Period from	Six Months	Period from
	Ended	August 9,	Ended	August 9,	Ended	February 2,
	April 30,	2004* to	April 30,	2004* to	April 30,	2004* to
	2005	October 31,	2005	October 31,	2005	October 31,
	(unaudited)	2004	(unaudited)	2004	(unaudited)	2004
	(000)	(000)	(000)	(000)	(000)	(000)
Increase (Deicrease) in Net Assets
Operations:
Net Investment Income	$13,457	$1,004	$1,273	$738	$1,380	$735
Net Realized Gain (Loss)	#—	#—	#—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	13,457	1,004	1,273	738	1,380	735
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(10,886)	(612)	(1,249)	(679)	(1,184)	(694)
Service Class:
Net Investment Income	(214)	—	(1)	—	(1)	—
Investor Class:
Net Investment Income	(1,878)	(362)	(1)	—	(1)	(18)
Administrative Class:
Net Investment Income	(344)	—	(1)	—	(1)	—
Advisory Class:
Net Investment Income	(134)	(30)	(20)	(59)	(192)	(23)
Participant Class:
Net Investment Income	(1)	—	(1)	—	(1)	—
Total Distributions	(13,457)	(1,004)	(1,273)	(738)	(1,380)	(735)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	3,479,067	456,075	340,147	365,647	429,221	296,506
Distributions Reinvested	5,465	5	1,122	298	914	368
Redeemed	(2,750,092)	(41,512)	(428,966)	(178,175)	(254,714)	(187,582)
Service Class:**
Subscribed	33,102	—	100	—	100	—
Distributions Reinvested	161	—	—	—	—	—
Redeemed	(16,001)	—	—	—	—	—
Investor Class:^
Subscribed	1,711,697	875,167	100	—	100	6,106
Distributions Reinvested	674	16	—	—	2	16
Redeemed	(1,610,603)	(765,407)	—	—	(1,118)	(5,001)
Administrative Class:**
Subscribed	354,601	—	100	—	100	—
Distributions Reinvested	267	—	—	—	—	—
Redeemed	(323,463)	—	—	—	—	—
Advisory Class:†
Subscribed	220,147	85,813	115	24,325	58,066	62,003
Distributions Reinvested	131	—	20	41	191	3
Redeemed	(221,821)	(62,064)	(761)	(22,159)	(102,388)	(6,006)
Participant Class:**
Subscribed	100	—	100	—	130	—
Distributions Reinvested	—	—	—	—	—	—
Redeemed	—	—	—	—	(28)	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	883,432	548,093	(87,923)	189,977	130,576	166,413
Total Increase (Decrease) in Net Assets	883,432	548,093	(87,923)	189,977	130,576	166,413
Net Assets:
Beginning of Period	548,093	—	189,977	—	166,413	—
End of Period	$1,431,525	$548,093	$102,054	$189,977	$296,989	$166,413
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$ #—	$—	$—	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

April 30, 2005 (unaudited)

Statement of Changes in Net Assets (cont’d)

		Government		Treasury		Tax-Exempt
		Portfolio		Portfolio		Portfolio
		Six Months	Period from	Six Months	Period from	Six Months	Period from
		Ended	August 9,	Ended	August 9,	Ended	February 2,
		April 30,	2004* to	April 30,	2004* to	April 30,	2004* to
		2005	October 31,	2005	October 31,	2005	October 31,
		(unaudited)	2004	(unaudited)	2004	(unaudited)	2004
		(000)	(000)	(000)	(000)	(000)	(000)
(1)	Capital Share Transactions:
	Institutional Class:
	Shares Subscribed	3,479,068	456,074	340,147	365,647	429,221	296,506
	Shares Issued on Distributions Reinvested	5,465	5	1,122	298	914	368
	Shares Redeemed	(2,750,092)	(41,512)	(428,966)	(178,176)	(254,714)	(187,582)
	Net Increase (Decrease) in Institutional Class Shares Outstanding	734,441	414,567	(87,697)	187,769	175,421	109,292
	Service Class:**
	Shares Subscribed	33,102	—	100	—	100	—
	Shares Issued on Distributions Reinvested	160	—	—	—	—	—
	Shares Redeemed	(16,001)	—	—	—	—	—
	Net Increase (Decrease) in Service Class Shares Outstanding	17,261	—	100	—	100	—
	Investor Class:^
	Shares Subscribed	1,711,695	875,167	100	—	100	6,106
	Shares Issued on Distributions Reinvested	674	16	—	—	2	16
	Shares Redeemed	(1,610,602)	(765,407)	—	—	(1,118)	(5,001)
	Net Increase (Decrease) in Investor Class Shares Outstanding	101,767	109,776	100	—	(1,016)	1,121
	Administrative Class:**
	Shares Subscribed	354,601	—	100	—	100	—
	Shares Issued on Distributions Reinvested	268	—	—	—	—	—
	Shares Redeemed	(323,463)	—	—	—	—	—
	Net Increase (Decrease) in Administrative Class Shares Outstanding	31,406	—	100	—	100	—
	Advisory Class:†
	Shares Subscribed	220,147	85,813	115	24,325	58,066	62,003
	Shares Issued on Distributions Reinvested	131	—	20	41	191	3
	Shares Redeemed	(221,821)	(62,064)	(761)	(22,159)	(102,388)	(6,006)
	Net Increase (Decrease) in Advisory Class Shares Outstanding	(1,543)	23,749	(626)	2,207	(44,131)	56,000
	Participant Class:**
	Shares Subscribed	100	—	100	—	130	—
	Shares Issued on Distributions Reinvested	—	—	—	—	—	—
	Shares Redeemed	—	—	—	—	(28)	—
	Net Increase (Decrease) in Participant Class Shares Outstanding	100	—	100	—	102	—

*	Commencement of Operations
**	The Government, Treasury, and Tax-Exempt Portfolios’ Service, Administrative and Participant classes commenced offering on November 1, 2004.
^	The Government, Treasury, and Tax-Exempt Portfolios’ Investor classes commenced offering on August 9, 2004, November 1, 2004, and June 8, 2004, respectively.
†	The Government, Treasury, and Tax-Exempt Portfolios’ Advisory classes commenced offering on October 1, 2004, August 9, 2004, and June 15, 2004, respectively.
#	Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

April 30, 2005 (unaudited)

Financial Highlights

Money Market Portfolio

	Institutional Class
			Period from
	Six Months		February 2,
	Ended April		2004** to
	30, 2005		October 31,
Selected Per Share Data and Ratios	(unaudited)		2004
Net Asset Value, Beginning of Period	$1.000		$1.000
Income from Investment Operations
Net Investment Income	0.011		0.009
Distributions from and/or in Excess of:
Net Investment Income	(0.011)		(0.009)
Net Asset Value, End of Period	$1.000		$1.000
Total Return	1.15	%‡	0.95	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,051,880		$3,077,029
Ratio of Expenses to Average Net Assets(1)	0.10	%*	0.07	%*†
Ratio of Net Investment Income to Average Net Assets(1)	2.30	%*	1.41	%*

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	0.22	%*	0.24	%*†
Net Investment Income to Average Net Assets	2.18	%*	1.24	%*

	Service Class
	Six Months
	Ended April
Selected Per Share Data and Ratios	30, 2005^ (unaudited)
Net Asset Value, Beginning of Period	$1.000
Income from Investment Operations
Net Investment Income	0.011
Distributions from and/or in Excess of:
Net Investment Income	(0.011)
Net Asset Value, End of Period	$1.000
Total Return	1.13	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$100
Ratio of Expenses to Average Net Assets(2)	0.15	%*
Ratio of Net Investment Income to Average Net Assets(2)	2.26	%*

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	0.27	%*
Net Investment Income to Average Net Assets	2.14	%*

*	Annualized
‡	Not Annualized
**	Commencement of Operations
^	The Portfolio’s Service Class commenced offering on November 1, 2004.
†

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service and shareholder administration plan fees due to different periods of operation for each share class as well as fluctuations in daily net asset amounts.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

April 30, 2005 (unaudited)

Financial Highlights

Money Market Portfolio

	Investor Class(1)
	Six Months
	Ended April
Selected Per Share Data and Ratios	30, 2005 (unaudited)
Net Asset Value, Beginning of Period	$1.000
Income from Investment Operations
Net Investment Income	0.011
Distributions from and/or in Excess of:
Net Investment Income	(0.011)
Net Asset Value, End of Period	$1.000
Total Return	1.10	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$100
Ratio of Expenses to Average Net Assets(1)	0.20	%*
Ratio of Net Investment Income to Average Net Assets(1)	2.21	%*

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	0.32	%*
Net Investment Income to Average Net Assets	2.09	%*

	Administrative Class
	Six Months
	Ended April
Selected Per Share Data and Ratios	30, 2005^ (unaudited)
Net Asset Value, Beginning of Period	$1.000
Income from Investment Operations
Net Investment Income	0.011
Distributions from and/or in Excess of:
Net Investment Income	(0.011)
Net Asset Value, End of Period	$1.000
Total Return	1.08.	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$100
Ratio of Expenses to Average Net Assets(2)	0.25	%*
Ratio of Net Investment Income to Average Net Assets(2)	2.16	%*

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	0.37	%*
Net Investment Income to Average Net Assets	2.04	%*

(1)	The Portfolio’s Investor Class commenced offering on June 16, 2004. There were no Money Market Portfolio Investor shares outstanding during the periods July 28, 2004 to October 30, 2004.
*	Annualized
‡	Not Annualized
^	The Portfolio’s Administrative Class commenced offering on November 1, 2004.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

April 30, 2005 (unaudited)

Financial Highlights

Money Market Portfolio

	Advisory Class
			Period from
	Six Months		February 6,
	Ended April		2004** to
	30, 2005		October 31,
Selected Per Share Data and Ratios	(unaudited)		2004
Net Asset Value, Beginning of Period	$1.000		$1.000
Income from Investment Operations
Net Investment Income	0.010		0.008
Distributions from and/or in Excess of:
Net Investment Income	(0.010)		(0.008)
Net Asset Value, End of Period	$1.000		$1.000
Total Return	1.03	%‡	0.76	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$408		$1,504
Ratio of Expenses to Average Net Assets(1)	0.35	%*	0.31	%*†
Ratio of Net Investment Income to Average Net Assets(1)	2.06	%*	1.12	%*

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	0.47	%*	0.50	%*†
Net Investment Income to Average Net Assets	1.94	%*	0.93	%*

	Participant Class
	Six Months
	Ended April
Selected Per Share Data and Ratios	30, 2005^ (unaudited)
Net Asset Value, Beginning of Period	$1.000
Income from Investment Operations
Net Investment Income	0.009
Distributions from and/or in Excess of:
Net Investment Income	(0.009)
Net Asset Value, End of Period	$1.000
Total Return	0.95	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$100
Ratio of Expenses to Average Net Assets(2)	0.50	%*
Ratio of Net Investment Income to Average Net Assets(2)	1.91	%*

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	0.62	%*
Net Investment Income to Average Net Assets	1.79	%*

*	Annualized
‡	Not Annualized
**	The Portfolio’s Advisory Class commenced offering on February 6, 2004.
^	The Portfolio’s Participant Class commenced offering on November 1, 2004.
†

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service and shareholder administration plan fees due to different periods of operation for each share class as well as fluctuations in daily net asset amounts.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

April 30, 2005 (unaudited)

Financial Highlights

Prime Portfolio

	Institutional Class
			Period from
	Six Months		February 2,
	Ended April		2004** to
	30, 2005		October 31,
Selected Per Share Data and Ratios	(unaudited)		2004
Net Asset Value, Beginning of Period	$1.000		$1.000
Income from Investment Operations
Net Investment Income	0.012		0.009
Distributions from and/or in Excess of:
Net Investment Income	(0.012)		(0.009)
Net Asset Value, End of Period	$1.000		$1.000
Total Return	1.16	%‡	0.94	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$11,940,660		$8,732,862
Ratio of Expenses to Average Net Assets(1)	0.10	%*	0.08	%*
Ratio of Net Investment Income to Average Net Assets(1)	2.36	%*	1.41	%*

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	0.22	%*	0.24	%*
Net Investment Income to Average Net Assets	2.24	%*	1.25	%*

	Service Class
	Six Months
	Ended April
Selected Per Share Data and Ratios	30, 2005^ (unaudited)
Net Asset Value, Beginning of Period	$1.000
Income from Investment Operations
Net Investment Income	0.011
Distributions from and/or in Excess of:
Net Investment Income	(0.011)
Net Asset Value, End of Period	$1.000
Total Return	1.14	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$100
Ratio of Expenses to Average Net Assets(2)	0.15	%*
Ratio of Net Investment Income to Average Net Assets(2)	2.29	%*

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	0.27	%*
Net Investment Income to Average Net Assets	2.17	%*

*	Annualized
‡	Not Annualized
**	Commencement of Operations
^	The Portfolio’s Service Class commenced offering on November 1, 2004.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

April 30, 2005 (unaudited)

Financial Highlights

Prime Portfolio

	Investor Class
	Six Months
	Ended April
Selected Per Share Data and Ratios	30,2005^ (unaudited)
Net Asset Value, Beginning of Period	$1.000
Income from Investment Operations
Net Investment Income	0.011
Distributions from and/or in Excess of:
Net Investment Income	(0.011)
Net Asset Value, End of Period	$1.000
Total Return	1.11	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10,000
Ratio of Expenses to Average Net Assets(1)	0.20	%*
Ratio of Net Investment Income to Average Net Assets(1)	2.14	%*

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	0.32	%*
Net Investment Income to Average Net Assets	2.02	%*

	Administrative Class
	Six Months
	Ended April
Selected Per Share Data and Ratios	30,2005^ (unaudited)
Net Asset Value, Beginning of Period	$1.000
Income from Investment Operations
Net Investment Income	0.011
Distributions from and/or in Excess of:
Net Investment Income	(0.011)
Net Asset Value, End of Period	$1.000
Total Return	1.09	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$100
Ratio of Expenses to Average Net Assets(2)	0.25	%*
Ratio of Net Investment Income to Average Net Assets(2)	2.19	%*

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	0.37	%*
Net Investment Income to Average Net Assets	2.07	%*

*	Annualized
‡	Not Annualized
^	The Portfolio’s Investor Class and Administrative Class commenced offering on November 1, 2004.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

April 30, 2005 (unaudited)

Financial Highlights

Prime Portfolio

	Advisory Class
Selected Per Share Data and Ratios	Six Months Ended April 30, 2005 (unaudited)		Period from April 29, 2004** to October 31, 2004
Net Asset Value, Beginning of Period	$1.000		$1.000
Income from Investment Operations
Net Investment Income	0.010		0.006
Distributions from and/or in Excess of:
Net Investment Income	(0.010)		(0.006)
Net Asset Value, End of Period	$1.000		$1.000
Total Return	1.04	%‡	0.57	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$25,055		$16,350
Ratio of Expenses to Average Net Assets(1)	0.35	%*	0.33	%*
Ratio of Net Investment Income to Average Net Assets(1)	2.13	%*	1.14	%*

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	0.47	%*	0.49	%*
Net Investment Income to Average Net Assets	2.01	%*	0.98	%*

	Participant Class
Selected Per Share Data and Ratios	Six Months Ended April 30, 2005^ (unaudited)
Net Asset Value, Beginning of Period	$1.000
Income from Investment Operations
Net Investment Income	0.010
Distributions from and/or in Excess of:
Net Investment Income	(0.010)
Net Asset Value, End of Period	$1.000
Total Return	0.96	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$100
Ratio of Expenses to Average Net Assets(2)	0.50	%*
Ratio of Net Investment Income to Average Net Assets(2)	1.94	%*

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	0.62	%*
Net Investment Income to Average Net Assets	1.82	%*

*	Annualized
‡	Not Annualized
**	The Portfolio’s Advisory Class commenced offering on April 29, 2004.
^	The Portfolio’s Participant Class commenced offering on November 1, 2004.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

April 30, 2005 (unaudited)

Financial Highlights

Government Portfolio

	Institutional Class
Selected Per Share Data and Ratios	Six Months Ended April 30, 2005 (unaudited)		Period from August 9, 2004** to October 31, 2004
Net Asset Value, Beginning of Period	$1.000		$1.000
Income from Investment Operations
Net Investment Income	0.012		0.004
Distributions from and/or in Excess of:
Net Investment Income	(0.012)		(0.004)
Net Asset Value, End of Period	$1.000		$1.000
Total Return	1.19	%‡	0.38	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,149,008		$414,567
Ratio of Expenses to Average Net Assets(1)	0.05	%*	0.05	%*†
Ratio of Net Investment Income to Average Net Assets(1)	2.48	%*	1.73	%*

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	0.26	%*	0.37	%*†
Net Investment Income to Average Net Assets	2.27	%*	1.41	%*

	Service Class
Selected Per Share Data and Ratios	Six Months Ended April 30, 2005^ (unaudited)
Net Asset Value, Beginning of Period	$1.000
Income from Investment Operations
Net Investment Income	0.012
Distributions from and/or in Excess of:
Net Investment Income	(0.012)
Net Asset Value, End of Period	$1.000
Total Return	1.16	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$17,262
Ratio of Expenses to Average Net Assets(2)	0.10	%*
Ratio of Net Investment Income to Average Net Assets(2)	2.47	%*

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	0.31	%*
Net Investment Income to Average Net Assets	2.26	%*

*	Annualized
‡	Not Annualized
**	Commencement of Operations
^	The Portfolio’s Service Class commenced offering on November 1, 2004.
†

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service and shareholder administration plan fees due to different periods of operation for each share class as well as fluctuations in daily net asset amounts.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

April 30, 2005 (unaudited)

Financial Highlights

Government Portfolio

	Investor Class
Selected Per Share Data and Ratios	Six Months Ended April 30, 2005 (unaudited)		Period from August 9, 2004** to October 31, 2004
Net Asset Value, Beginning of Period	$1.000		$1.000
Income from Investment Operations
Net Investment Income	0.011		0.004
Distributions from and/or in Excess of:
Net Investment Income	(0.011)		(0.004)
Net Asset Value, End of Period	$1.000		$1.000
Total Return	1.14	%‡	0.35	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$211,543		$109,776
Ratio of Expenses to Average Net Assets(1)	0.15	%*	0.15	%*†
Ratio of Net Investment Income to Average Net Assets(1)	2.30	%*	1.53	%*

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	0.36	%*	0.53	%*†
Net Investment Income to Average Net Assets	2.09	%*	1.15	%*

	Administrative Class
Selected Per Share Data and Ratios	Six Months Ended April 30, 2005^ (unaudited)
Net Asset Value, Beginning of Period	$1.000
Income from Investment Operations
Net Investment Income	0.011
Distributions from and/or in Excess of:
Net Investment Income	(0.011)
Net Asset Value, End of Period	$1.000
Total Return	1.11	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$31,406
Ratio of Expenses to Average Net Assets(2)	0.20	%*
Ratio of Net Investment Income to Average Net Assets(2)	2.26	%*

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	0.41	%*
Net Investment Income to Average Net Assets	2.05	%*

*	Annualized
‡	Not Annualized
**	The Portfolio’s Investor Class commenced offering on August 9, 2004.
^	The Portfolio’s Administrative Class commenced offering on November 1, 2004.
†

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service and shareholder administration plan fees due to different periods of operation for each share class as well as fluctuations in daily net asset amounts.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

April 30, 2005 (unaudited)

Financial Highlights

Government Portfolio

	Advisory Class
Selected Per Share Data and Ratios	Six Months Ended April 30,2005 (unaudited)		Period from October 1, 2004** to October 31, 2004
Net Asset Value, Beginning of Period	$1.000		$1.000
Income from Investment Operations
Net Investment Income	0.011		0.001
Distributions from and/or in Excess of:
Net Investment Income	(0.011)		(0.001)
Net Asset Value, End of Period	$1.000		$1.000
Total Return	1.06	%‡	0.13	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$22,206		$23,750
Ratio of Expenses to Average Net Assets(1)	0.30	%*	0.30	%*†
Ratio of Net Investment Income to Average Net Assets(1)	2.16	%*	1.53	%*

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	0.51	%*	0.55	%*†
Net Investment Income to Average Net Assets	1.95	%*	1.28	%*

	Participant Class
Selected Per Share Data and Ratios	Six Months Ended April 30, 2005^ (unaudited)
Net Asset Value, Beginning of Period	$1.000
Income from Investment Operations
Net Investment Income	0.010
Distributions from and/or in Excess of:
Net Investment Income	(0.010)
Net Asset Value, End of Period	$1.000
Total Return	0.98	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$100
Ratio of Expenses to Average Net Assets(2)	0.45	%*
Ratio of Net Investment Income to Average Net Assets(2)	1.98	%*

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	0.66	%*
Net Investment Income to Average Net Assets	1.77	%*

*	Annualized
‡	Not Annualized
**	The Portfolio’s Advisory Class commenced offering on October 1, 2004.
^	The Portfolio’s Participant Class commenced offering on November 1, 2004.
†

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service and shareholder administration plan fees due to different periods of operation for each share class as well as fluctuations in daily net asset amounts.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

April 30, 2005 (unaudited)

Financial Highlights

Treasury Portfolio

	Institutional Class
Selected Per Share Data and Ratios	Six Months Ended April 30, 2005 (unaudited)		Period from August 9, 2004** to October 31, 2004
Net Asset Value, Beginning of Period	$1.000		$1.000
Income from Investment Operations
Net Investment Income	0.011		0.004
Distributions from and/or in Excess of:
Net Investment Income	(0.011)		(0.004)
Net Asset Value, End of Period	$1.000		$1.000
Total Return	1.11	%‡	0.36	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$100,072		$187,770
Ratio of Expenses to Average Net Assets(1)	0.05	%*	0.05	%*†
Ratio of Net Investment Income to Average Net Assets(1)	2.17	%*	1.57	%*

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	0.49	%*	0.35	%*†
Net Investment Income to Average Net Assets	1.73	%*	1.27	%*

	Service Class
Selected Per Share Data and Ratios	Six Months Ended April 30, 2005^ (unaudited)
Net Asset Value, Beginning of Period	$1.000
Income from Investment Operations
Net Investment Income	0.011
Distributions from and/or in Excess of:
Net Investment Income	(0.011)
Net Asset Value, End of Period	$1.000
Total Return	1.09	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$100
Ratio of Expenses to Average Net Assets(2)	0.10	%*
Ratio of Net Investment Income to Average Net Assets(2)	2.19	%*

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	0.54	%*
Net Investment Income to Average Net Assets	1.75	%*

*	Annualized
‡	Not Annualized
**	Commencement of Operations
^	The Portfolio’s Service Class commenced offering on November 1, 2004.
†

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service and shareholder administration plan fees due to different periods of operation for each share class as well as fluctuations in daily net asset amounts.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

April 30, 2005 (unaudited)

Financial Highlights

Treasury Portfolio

	Investor Class
Selected Per Share Data and Ratios	Six Months Ended April 30,2005^ (unaudited)
Net Asset Value, Beginning of Period	$1.000
Income from Investment Operations
Net Investment Income	0.011
Distributions from and/or in Excess of:
Net Investment Income	(0.011)
Net Asset Value, End of Period	$1.000
Total Return	1.06	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$100
Ratio of Expenses to Average Net Assets(1)	0.15	%*
Ratio of Net Investment Income to Average Net Assets(1)	2.14	%*

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	0.59	%*
Net Investment Income to Average Net Assets	1.70	%*

	Administrative Class
Selected Per Share Data and Ratios	Six Months Ended April 30, 2005^ (unaudited)
Net Asset Value, Beginning of Period	$1.000
Income from Investment Operations
Net Investment Income	0.010
Distributions from and/or in Excess of:
Net Investment Income	(0.010)
Net Asset Value, End of Period	$1.000
Total Return	1.04	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$100
Ratio of Expenses to Average Net Assets(2)	0.20	%*
Ratio of Net Investment Income to Average Net Assets(2)	2.09	%*

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	0.64	%*
Net Investment Income to Average Net Assets	1.65	%*

*	Annualized
‡	Not Annualized
^	The Portfolio’s Investor Class and Administrative Class commenced offering on November 1, 2004.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

April 30, 2005 (unaudited)

Financial Highlights

Treasury Portfolio

	Advisory Class
Selected Per Share Data and Ratios	Six Months Ended April 30, 2005 (unaudited)		Period from August 9, 2004** to October 31, 2004
Net Asset Value, Beginning of Period	$1.000		$1.000
Income from Investment Operations
Net Investment Income	0.010		0.003
Distributions from and/or in Excess of:
Net Investment Income	(0.010)		(0.003)
Net Asset Value, End of Period	$1.000		$1.000
Total Return	0.99	%‡	0.30	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,582		$2,207
Ratio of Expenses to Average Net Assets(1)	0.30	%*	0.30	%*†
Ratio of Net Investment Income to Average Net Assets(1)	1.96	%*	1.30	%*

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	0.74	%*	0.67	%*†
Net Investment Income to Average Net Assets	1.52	%*	0.93	%*

	Participant Class
Selected Per Share Data and Ratios	Six Months Ended April 30, 2005^ (unaudited)
Net Asset Value, Beginning of Period	$1.000
Income from Investment Operations
Net Investment Income	0.009
Distributions from and/or in Excess of:
Net Investment Income	(0.009)
Net Asset Value, End of Period	$1.000
Total Return	0.91	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$100
Ratio of Expenses to Average Net Assets(2)	0.45	%*
Ratio of Net Investment Income to Average Net Assets(2)	1.84	%*

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	0.89	%*
Net Investment Income to Average Net Assets	1.40	%*

*	Annualized
‡	Not Annualized
**	The Portfolio’s Advisory Class commenced offering on August 9, 2004.
^	The Portfolio’s Participant Class commenced offering on November 1, 2004.
†

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service and shareholder administration plan fees due to different periods of operation for each share class as well as fluctuations in daily net asset amounts.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

April 30, 2005 (unaudited)

Financial Highlights

Tax-Exempt Portfolio

	Institutional Class
Selected Per Share Data and Ratios	Six Months Ended April 30, 2005 (unaudited)		Period from February 2, 2004** to October 31, 2004
Net Asset Value, Beginning of Period	$1.000		$1.000
Income from Investment Operations
Net Investment Income	0.009		0.008
Distributions from and/or in Excess of:
Net Investment Income	(0.009)		(0.008)
Net Asset Value, End of Period	$1.000		$1.000
Total Return	0.91	%‡	0.84	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$284,714		$109,292
Ratio of Expenses to Average Net Assets(1)	0.08	%*	0.06	%*†
Ratio of Net Investment Income to Average Net Assets(1)	1.85	%*	1.19	%*

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	0.40	%*	0.35	%*†
Net Investment Income to Average Net Assets	1.53	%*	0.90	%*

	Service Class
Selected Per Share Data and Ratios	Six Months Ended April 30, 2005^ (unaudited)
Net Asset Value, Beginning of Period	$1.000
Income from Investment Operations
Net Investment Income	0.009
Distributions from and/or in Excess of:
Net Investment Income	(0.009)
Net Asset Value, End of Period	$1.000
Total Return	0.89	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$100
Ratio of Expenses to Average Net Assets(2)	0.13	%*
Ratio of Net Investment Income to Average Net Assets(2)	1.78	%*

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	0.45	%*
Net Investment Income to Average Net Assets	1.46	%*

*	Annualized
‡	Not Annualized
**	Commencement of Operations
^	The Portfolio’s Service Class commenced offering on November 1, 2004.
†

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service and shareholder administration plan fees due to different periods of operation for each share class as well as fluctuations in daily net asset amounts.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

April 30, 2005 (unaudited)

Financial Highlights

Tax-Exempt Portfolio

	Investor Class
			Period from
	Six Months		June 8,
	Ended April		2004** to
	30, 2005		October 31,
Selected Per Share Data and Ratios	(unaudited)		2004
Net Asset Value, Beginning of Period	$1.000		$1.000
Income from Investment Operations
Net Investment Income	0.009		0.005
Distributions from and/or in Excess of:
Net Investment Income	(0.009)		(0.005)
Net Asset Value, End of Period	$1.000		$1.000
Total Return	0.86	%‡	0.45	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$104		$1,121
Ratio of Expenses to Average Net Assets(1)	0.18	%*	0.17	%*†
Ratio of Net Investment Income to Average Net Assets(1)	1.71	%*	1.06	%*

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	0.50	%*	0.38	%*†
Net Investment Income to Average Net Assets	1.39	%*	0.85	%*

	Administrative Class
	Six Months
	Ended April
Selected Per Share Data and Ratios	30,2005^ (unaudited)
Net Asset Value, Beginning of Period	$1.000
Income from Investment Operations
Net Investment Income	0.008
Distributions from and/or in Excess of:
Net Investment Income	(0.008)
Net Asset Value, End of Period	$1.000
Total Return	0.84	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$100
Ratio of Expenses to Average Net Assets(2)	0.23	%*
Ratio of Net Investment Income to Average Net Assets(2)	1.68	%*

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	0.55	%*
Net Investment Income to Average Net Assets	1.36	%*

*	Annualized
‡	Not Annualized
**	The Portfolio’s Investor Class commenced offering on June 8, 2004.
^	The Portfolio’s Administrative Class commenced offering on November 1, 2004.
†

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service and shareholder administration plan fees due to different periods of operation for each share class as well as fluctuations in daily net asset amounts.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

April 30, 2005 (unaudited)

Financial Highlights

Tax - Exempt Portfolio

	Advisory Class
			Period from
	Six Months		June 15,
	Ended April		2004** to
	30, 2005		October 31,
Selected Per Share Data and Ratios	(unaudited)		2004(1)
Net Asset Value, Beginning of Period	$1.000		$1.000
Income from Investment Operations
Net Investment Income	0.008		0.002
Distributions from and/or in Excess of:
Net Investment Income	(0.008)		(0.002)
Net Asset Value, End of Period	$1.000		$1.000
Total Return	0.79	%‡	0.24	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$11,869		$56,000
Ratio of Expenses to Average Net Assets(1)	0.33	%*	0.33	%*†
Ratio of Net Investment Income to Average Net Assets(1)	1.47	%*	1.32	%*

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	0.65	%*	0.55	%*†
Net Investment Income to Average Net Assets	1.15	%*	1.10	%*

	Participant Class
	Six Months
	Ended April
Selected Per Share Data and Ratios	30, 2005^ (unaudited)
Net Asset Value, Beginning of Period	$1.000
Income from Investment Operations
Net Investment Income	0.007
Distributions from and/or in Excess of:
Net Investment Income	(0.007)
Net Asset Value, End of Period	$1.000
Total Return	0.71	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$102
Ratio of Expenses to Average Net Assets(2)	0.48	%*
Ratio of Net Investment Income to Average Net Assets(2)	1.44	%*

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	0.80	%*
Net Investment Income to Average Net Assets	1.12	%*

(1)

There were no Tax-Exempt Portfolio Advisory shares outstanding during the periods June 30, 2004 to July 22, 2004, July 30, 2004 to August 9, 2004, August 30, 2004 to August 31, 2004 and September 2, 2004 to September 21, 2004.

*	Annualized
‡	Not Annualized
**	The Portfolio’s Advisory Class commenced offering on June 15, 2004.
^	The Portfolio’s Participant Class commenced offering on November 1, 2004.
†

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service and shareholder administration plan fees due to different periods of operation for each share class as well as fluctuations in daily net asset amounts.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

April 30, 2005 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Liquidity Funds (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a Massachusetts business trust. The Fund is comprised of five separate, active, diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”). Each Portfolio currently offers six classes of shares - Institutional Class, Service Class, Investor Class, Administrative Class, Advisory Class and Participant Class. All classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

For detailed descriptions of the investment objectives of each of the Portfolios and other related information, please refer to the Prospectuses of the Fund. Generally, the investment objective of the Portfolios is to seek preservation of capital, daily liquidity and maximum current income (exempt from federal income tax in the case of Tax-Exempt Portfolio).

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of the financial statements.  U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.                Security Valuation: Securities owned by the Portfolios are stated at amortized cost which approximates market value.

2.                Repurchase Agreements: Certain Portfolios may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Portfolios, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.                Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on a “first-in-first-out” basis. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Dividends to the shareholders of the Portfolios are accrued daily and are distributed on the last business day of each month.

B. Investment Advisory Fees: Morgan Stanley Investment Management, Inc. (the “Adviser” or “MSIM”), a wholly-owned subsidiary of Morgan Stanley, provides the Fund with investment advisory services under the terms of an Investment Advisory and Management Agreement (the “Agreement”) at the annual rates of average daily net assets indicated below. The Adviser has voluntarily agreed to reduce its advisory fee and/or absorb other expenses so that total annual operating expenses of each share class will not exceed the amounts noted below in the first year of operations. After the first year of operations, this fee and expense waiver may be discontinued at any time.

Advisory
Portfolio	Fee
Money Market	0.15%
Prime	0.15
Government	0.15
Treasury	0.15
Tax-Exempt	0.15

	Maximum Expense Ratio
	Institutional	Service	Investor	Administrative	Advisory	Participant
Portfolio	Class	Class	Class	Class	Class	Class
Money Market	0.20%	0.25%	0.30%	0.35%	0.45%	0.60%
Prime	0.20	0.25	0.30	0.35	0.45	0.60
Government	0.20	0.25	0.30	0.35	0.45	0.60
Treasury	0.20	0.25	0.30	0.35	0.45	0.60
Tax-Exempt	0.20	0.25	0.30	0.35	0.45	0.60

The Ratio of Expenses to Average Net Assets disclosed in the Portfolios’ Financial Highlights may be lower than the maximum ratios indicated in the table above due to additional voluntary expense limitations imposed by the Adviser. The Adviser may terminate these additional voluntary limitations at any time at its sole discretion.

The Adviser has entered into a Sub-Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the “Sub-Adviser”), a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser, subject to the control and supervision of the Fund, its officers, Trustees and the Adviser, and in accordance with the investment objectives, policies and restrictions of the Portfolios, makes day-to-day investment decisions for the Portfolios and places the Portfolios’ purchase and sales orders. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolios.

C. Administration Fees: MSIM (the “Administrator”) serves as Administrator to the Fund pursuant to an Administration

2005 Semi-Annual Report

April 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

Agreement. Under the agreement, MSIM receives an annual fee, accrued daily and payable monthly, of 0.05% of each Portfolio’s average daily net assets, plus reimbursement of out-of-pocket expenses. J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, provides fund accounting and other services pursuant to a sub-administration agreement with MSIM and receives compensation for these services. JPMIS also serves as the Transfer Agent to the Fund pursuant to a Transfer Agency Agreement. An employee of JPMIS is an officer of the Fund.

D. Distribution and Service and Shareholder Administration Fees:

Morgan Stanley Distribution, Inc. (the “Distributor”), a wholly-owned subsidiary of MSIM, and an indirect subsidiary of Morgan Stanley, serves as the distributor of the Fund. The Fund has entered into an Administration Plan with respect to its Service Class, Investor Class and Administrative Class shares pursuant to which each class of shares will pay the Distributor a monthly or quarterly fee at an annual rate of up to 0.05%, 0.10% and 0.15%, of the average daily net assets of each such class of shares, respectively to compensate certain financial intermediaries who provide administrative services to shareholders. The Fund has also entered into a Service and Shareholder Administration Plan with respect to its Advisory Class shares pursuant to which its Advisory Class shares pays the Distributor a monthly or quarterly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services, personal and account maintenance services to shareholders.  The Fund has also entered into a Distribution and Shareholder Service Plan with respect to its Participant Class shares pursuant to which its Participant Class shares pays the Distributor a monthly or quarterly fee at an annual rate of up to 0.40% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services, personal and account maintenance services and for any activities or expenses primarily intended to result in the sale of such class of shares.  Prior to April 29, 2005 Morgan Stanley & Co. Incorporated, a wholly-owned subsidiary of Morgan Stanley, and an affiliate of MSIM, served as the distributor of the Fund.

E. Custodian Fees: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

F. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.  The tax character of distributions paid during fiscal 2004 were as follows:

	2004
	Distributions
	Paid From:
	Ordinary		Long-term
Portfolio	Income (000)		Capital Gain (000)
Money Market	$19,002		$—
Prime	49,256		—
Government	1,004		—
Treasury	738		—
Tax-Exempt	735	*	—

* Distributions are tax-exempt.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.

At October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary
Portfolio	Income (000)
Money Market	$4,494
Prime	13,192
Government	661
Treasury	273
Tax-Exempt	180

At April 30, 2005, cost for U.S. Federal income tax purposes for the investments of the Portfolios were as follows:

Portfolio	Cost (000)
Money Market	$3,055,349
Prime	12,195,145
Government	1,434,017
Treasury	102,216
Tax-Exempt	295,775

At October 31, 2004, the Money Market Portfolio and Prime Portfolio had capital loss carryforwards for U.S. Federal income tax purposes of approximately $2,000 and $15,000, respectively, available to offset future capital gains which will expire on October 31, 2012.

G. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

H. Organization and/or Offering Costs: The Adviser has agreed to absorb any organization and/or offering costs associated with the opening of the Fund.

2005 Semi-Annual Report

April 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

I. Other: A portion of the securities of the Tax-Exempt Portfolio are insured by certain companies specializing in the insurance of municipal debt obligations. At April 30, 2005, approximately 18.9% of the net assets of the Tax-Exempt Portfolio are covered by such insurance. The insurers and their obligations are as follows:

Percentage of
Insurer	Net Assets
Ambac	2.3%
Assured Guaranty	0.7
FGIC	0.8
FHA	0.7
FSA	4.2
MBIA	8.2
Radian	2.0

At April 30, 2005, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners were as follows:

	Percentage of Ownership
	Institutional	Service	Investor	Administrative	Advisory	Participant
Portfolio	Class	Class	Class	Class	Class	Class
Money Market	80.9%	100.0%	100.0%	100.0%	99.9%	100.0%
Prime	49.8	100.0	99.0	100.0	84.9	100.0
Government	81.9	99.4	60.1	95.3	77.4	100.0
Treasury	92.2	100.0	100.0	100.0	100.0	100.0
Tax-Exempt	86.3	100.0	100.0	100.0	89.4	98.5

2005 Semi-Annual Report

April 30, 2005 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services: The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Investment Advisory and Management Agreement, and the Sub-Adviser (an affiliated company of the Investment Adviser) under the Sub-Advisory Agreement, including portfolio management, investment research and trading in money market instruments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund’s Administrator (some of which are subcontracted to an unaffiliated company) under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser’s expense. (The Investment Adviser, the Sub-Adviser and the Administrator are referred to, collectively, as the “Adviser” and the Investment Advisory and Management, the Sub-Advisory, and Administration Agreements, are referred to, collectively, as the “Management Agreement.”)

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers: The Board reviewed the performance of the Fund’s Money Market, Prime and Tax-Exempt Portfolios for the period ended November 30, 2004, since February 2004, as shown in reports provided by Lipper Inc. (the “Lipper Reports”), compared to the performance of comparable institutional money marketfunds selected by Lipper (the “performance peer group”), and noted that the performance of each Portfolio was better than its performance peer group average for that period. The Board concluded that performance of the Money Market, Prime and Tax-Exempt Portfolios was satisfactory.

The Board noted that the Lipper Reports did not include a comparison of the Government and Treasury Portfolios with a performance peer group. The Board, therefore, compared the performance of these Portfolios with their benchmark, namely, the Lipper Institutional U.S. Government Money Market Average and the Lipper Institutional U.S. Treasury Money Market Average, respectively, and noted that the performance for each of these Portfolios was better than the benchmark for the three-month period ended November 30, 2004. The Board concluded that the performance of the Government and Treasury Portfolios was satisfactory.

Fees Relative to Other Funds Managed by the Adviser with Comparable Investment Strategies: The Board reviewed the advisory and administrative fees (together, the “management fee”) paid by the Fund under the Management Agreement. The Board noted that the contractual management fee rate for each of the Money Market and Tax-Exempt Portfolios was lower than the contractual management fee rate charged by the Adviser to other funds it manages with investment strategies comparable to those of the Portfolios. With respect to the Government Portfolio, the Board noted that the management fee rate charged by the Adviser was higher than a fund it manages with investment strategies comparable to the Portfolio. However, the Board noted that due to a fee and expense waiver currently in place for the Government Portfolio, the Portfolio paid no advisory fee.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers: The Board reviewed the management fee rate and total expense ratio of each of the Fund’s five Portfolios and noted that the actual management fee rate for each of the Money Market, Prime and Tax-Exempt Portfolios was lower than the average management fee rate for institutional money market funds, selected by Lipper (the “expense peer group”), managed by other advisers, with investment strategies comparable to those of the Portfolios, as shown in the Lipper Report for the Portfolios; and (ii) the total expense ratio for each of the Money Market, Prime and Tax-Exempt Portfolios was also lower than the average total expense ratio of the funds included in the expense peer group.

The Board noted that the Lipper Reports did not include a comparison of the Government and Treasury Portfolios with an expense peer group. The Board, therefore, compared the management fees and expense ratios of each of these Portfolios with the expense peer groups of the Money Market and Prime Portfolios and noted that the fees and expense ratios of the Government and Treasury Portfolios were lower than the average of those expense peer groups. The Board concluded that the management fee of each of the Government and Treasury Portfolios was competitive with the management fees charged by other investment advisers.

Breakpoints and Economies of Scale: The Board noted that the assets of each of the Fund’s five Portfolios were relatively large and the management fee schedule of each Portfolio did not include any breakpoints. The Board proposed that the Adviser incorporate a breakpoint in the management fee of each Portfolio. The Adviser pointed out that in each case the management fee and total expense ratio of each Portfolio were well below the expense peer group average, that the fee was established at a very low level in the expectation of a large asset base and that there is a cap on the total expense ratio of each Portfolio. Based on the foregoing, the Board concluded that the management fee of each Portfolio appropriately reflects economies of scale.

2005 Semi-Annual Report

April 30, 2005 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Profitability of Adviser and Affiliates: The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Fund and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser’s profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits: The Board considered so-called “fall-out benefits” derived by the Adviser and its affiliates from their relationship with the Fund and the Fund Complex, such as “float” benefits derived from handling of checks for purchases and redemptions of Fund shares through a broker-dealer affiliate of the Adviser. The Board considered the float benefits and concluded that they were relatively small.

Soft Dollar Benefits: The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund (“soft dollars”). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Fund’s Needs: The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser: The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends: The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion: After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

2005 Semi-Annual Report

April 30, 2005 (unaudited)

Trustee and Officer Information

Trustees	Officers

Michael Bozic	Charles A. Fiumefreddo
Chairman and Director of the Board
Edwin J. Garn
Mitchell M. Merin
Wayne E. Hedien	President

James F. Higgins	Ronald E. Robison
Executive Vice President and Principal Executive Officer
Dr. Manuel H. Johnson
Barry Fink
Joseph J. Kearns	Vice President

Michael Nugent	Joseph J. McAlinden
Vice President
Fergus Reid
Stefanie V. Chang
Investment Adviser and Administrator	Vice President
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas	Amy R. Doberman
New York, NY 10020	Vice President

Distributor
Morgan Stanley Distribution, Inc.	Carsten Otto
One Tower Bridge Road	Chief Compliance Officer
100 Front Street, Suite 1100
West Conshohocken, PA 19428-2899	James W. Garrett

Custodian	Treasurer and Chief Financial Officer
JPMorgan Chase Bank
270 Park Avenue	Michael J. Leary
New York, NY 10017	Assistant Treasurer

Legal Counsel
Clifford Chance US LLP	Mary E. Mullin
31 West 52nd Street	Secretary
New York, NY 10019

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-888-378-1630 or by visiting our website at www.morganstanley.com/im.  This information is also available on the Securities and Exchange Commission’s web-site at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the Morgan Stanley Institutional Liquidity Funds which describes in detail each Investment Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-888-378-1630.

Printed in U.S.A.

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, NY 10020

MSILF: (888) 378-1630

© 2005 Morgan Stanley

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

 (b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)  Code of Ethics – Not applicable for semi-annual reports.

(b)(1)  A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(b)(2)  A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.